Long-term debt (Details) - CAD ($)	6 Months Ended
	Feb. 29, 2024	Aug. 31, 2023	May 14, 2021
Long-term debt
Total borrowings	$ 388,910	$ 305,329
Current portion of long-term debt	165,948	271,546
Long-term debt, noncurrent	$ 222,962	33,783
Borrowings interest rate			10.00%
The government assistance loan maturing by December 31, 2025
Long-term debt
Total borrowings		40,000
Borrowings interest rate	5.00%
Commercial term loan maturing December 2028
Long-term debt
Total borrowings	$ 39,333
Borrowings interest rate	10.70%
Monthly instalments	$ 667
Term loans maturing December 2026
Long-term debt
Total borrowings	349,577	$ 265,329
Monthly instalments	$ 13,026
Term loans maturing December 2026 | Minimum.
Long-term debt
Borrowings interest rate	9.44%
Term loans maturing December 2026 | Maximum.
Long-term debt
Borrowings interest rate	13.87%